Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings
Short-term borrowings	$ 414	$ 1,020
Borrowings outstanding under the company's credit facility	0
Long-Term Debt
Long-term debt and lease obligations	14,623	14,652
Long-term debt and lease obligations, current maturities	22	22	16
Weighted-average effective interest rate (as a percent)	2.37%
Commercial paper
Short-term borrowings
Short-term borrowings	$ 400	$ 1,000
Weighted-average interest rate (as a percent)	0.30%	0.40%